SEGMENT REPORTING - Schedule of the Company's Revenues Generated by Geographic Location of Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 119,117,024	$ 96,906,335	$ 102,973,999
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	24,470,827	45,395,811	67,533,887
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	9,277,514	15,445,744	18,323,947
ROMANIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	3,193,215	1,824,411	4,844,238
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	3,853,687	31,169,458	7,271,370
TURKEY
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	2,129,085	4,995,648
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	730,962	941,826	4,909
Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	59,884,835	0	0
Hungary
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 17,705,984	$ 0	$ 0